Supplementary Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Supplementary Financial Information [Abstract]
Schedule Of Other Income And Deductions

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014

Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$1	$3	$4	$6
Other	-	-	-	1
Total other income	$1	$3	$4	$7
Other deductions:
Professional fees	$5	$4	$7	$7
Other	2	-	5	-
Total other deductions	$7	$4	$12	$7

	Year Ended December 31,
	2014	2013	2012

Other income:
Accretion of fair value adjustment (discount) to regulatory assets due to purchase accounting	$12	$17	$23
Net gain on sale of other properties and investments	1	1	3
Total other income	$13	$18	$26
Other deductions:
Professional fees	$14	$10	$3
SARs exercise (Note 11)	-	2	57
Other	1	3	4
Total other deductions	$15	$15	$64

Schedule Of Interest Expense And Related Charges

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014

Interest expense	$85	$89	$167	$178
Amortization of debt issuance costs and discounts	1	1	1	2
Allowance for funds used during construction – capitalized interest portion	(2)	(1)	(3)	(3)
Total interest expense and related charges	$84	$89	$165	$177

	Year Ended December 31,
	2014	2013	2012

Interest expense	$355	$360	$366
Amortization of debt issuance costs and discounts	3	21	18
Allowance for funds used during construction – capitalized interest portion	(5)	(10)	(10)
Total interest expense and related charges	$353	$371	$374

Schedule Of Restricted Cash

	At December 31, 2014		At December 31, 2013
	Current Assets	Noncurrent Assets	Current Assets	Noncurrent Assets

Customer collections related to transition bonds used only to service debt and pay expenses	$56	$-	$52	$-
Reserve for fees associated with transition bonds	-	10	-	10
Reserve for shortfalls of transition bond charges	-	6	-	6
Total restricted cash	$56	$16	$52	$16

Schedule Of Trade Accounts Receivable

	At June 30,	At December 31,
	2015	2014

Gross trade accounts and other receivables	$573	$528
Trade accounts and other receivables from affiliates	(138)	(118)
Allowance for uncollectible accounts	(5)	(3)
Trade accounts receivable from nonaffiliates – net	$430	$407

	At December 31,
	2014	2013

Gross trade accounts receivable	$531	$527
Trade accounts receivable from TCEH	(121)	(139)
Allowance for uncollectible accounts	(3)	(3)
Trade accounts receivable from nonaffiliates – net	$407	$385

Summary of Investment Balance

	At June 30,	At December 31,
	2015	2014

Assets related to employee benefit plans, including employee savings programs	$95	$94
Land	3	3
Total investments and other property	$98	$97

	At December 31,
	2014	2013

Assets related to employee benefit plans, including employee savings programs	$94	$88
Land	3	3
Total investments and other property	$97	$91

Schedule Of Property, Plant And Equipment

	At June 30,	At December 31,
	2015	2014

Total assets in service	$18,735	$18,238
Less accumulated depreciation	6,332	6,125
Net of accumulated depreciation	12,403	12,113
Construction work in progress	359	335
Held for future use	15	15
Property, plant and equipment – net	$12,777	$12,463

	Composite Depreciation Rate/	At December 31,
	Avg. Life at December 31, 2014	2014	2013

Assets in service:
Distribution	4.1% / 24.6 years	$10,423	$10,055
Transmission	2.8% / 35.7 years	6,861	6,133
Other assets	9.2% / 10.9 years	954	868
Total		18,238	17,056
Less accumulated depreciation		6,125	5,725
Net of accumulated depreciation		12,113	11,331
Construction work in progress		335	556
Held for future use		15	15
Property, plant and equipment – net		$12,463	$11,902

Schedule Of Intangible Assets

	At June 30, 2015			At December 31, 2014
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net

Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$465	$88	$377	$463	$86	$377
Capitalized software	446	272	174	433	242	191
Total	$911	$360	$551	$896	$328	$568

	At December 31, 2014			At December 31, 2013
	Gross			Gross
	Carrying	Accumulated		Carrying	Accumulated
	Amount	Amortization	Net	Amount	Amortization	Net
Identifiable intangible assets subject to amortization included in property, plant and equipment:
Land easements	$463	$86	$377	$440	$82	$358
Capitalized software	433	242	191	385	189	196
Total	$896	$328	$568	$825	$271	$554

Schedule Of Estimated Aggregate Amortization Expenses

Year	Amortization Expense
2015	$64
2016	61
2017	52
2018	47
2019	44

Year	Amortization Expense

2015	$62
2016	59
2017	51
2018	45
2019	42

Schedule Of Other Noncurrent Liabilities And Deferred Credits

	At June 30,	At December 31,
	2015	2014

Retirement plans and other employee benefits	$1,925	$1,894
Uncertain tax positions (including accrued interest)	2	2
Amount payable related to income taxes	17	17
Investment tax credits	16	17
Other	64	59
Total other noncurrent liabilities and deferred credits	$2,024	$1,989

	At December 31,
	2014	2013

Retirement plans and other employee benefits	$1,894	$1,399
Uncertain tax positions (including accrued interest)	2	56
Amount payable related to income taxes	17	17
Investment tax credits	17	20
Other	59	62
Total other noncurrent liabilities and deferred credits	$1,989	$1,554

Schedule Of Supplemental Cash Flow Information
	Six Months Ended June 30,
	2015	2014

Cash payments (receipts) related to:
Interest	$177	$178
Capitalized interest	(3)	(3)
Interest (net of amounts capitalized)	$174	$175
Amount in lieu of income taxes (a):
Federal	$-	$144
State	22	20
Total amount in lieu of income taxes	$22	$164
Noncash construction expenditures (b)	$61	$37

_____________

(a)	See Note 10 for income tax detail.

Represents end-of-period accruals.

	Year Ended December 31,
	2014	2013	2012

Cash payments (receipts) related to:
Interest	$356	$361	$378
Capitalized interest	(5)	(10)	(10)
Interest (net of amounts capitalized)	$351	$351	$368
Amount in lieu of income taxes:
Federal	$269	$89	$(23)
State	22	12	21
Total amount in lieu of income taxes	$291	$101	$(2)
SARs exercise	-	4	64
Noncash construction expenditures (a)	82	84	103

______________

(a)Represents end-of-period accruals.

Schedule Of Quarterly Information

2014	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Operating revenues	$917	$912	$1,054	$939
Operating income	191	183	247	179
Net income	104	94	158	94

2013	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Operating revenues	$817	$857	$966	$912
Operating income	180	189	239	190
Net income	87	96	146	103